Long-Term Debt	12 Months Ended
Dec. 31, 2012
Long-Term Debt [Abstract]
Long-Term Debt

13.            Long-Term Debt

As at December 31	Note	C$ Principal Amount	2012	2011

Canadian Dollar Denominated Debt
Revolving credit and term loan borrowings	A	$-	$-	$-
Canadian Unsecured Notes:	B
4.30% due March 12, 2012		-	-	$492
5.80% due January 18, 2018		750	754	737
		$750	754	1,229

U.S. Dollar Denominated Debt
Revolving credit and term loan borrowings	A		-	-
U.S. Unsecured Notes:	B
4.75% due October 15, 2013			500	500
5.80% due May 1, 2014			1,000	1,000
5.90% due December 1, 2017			700	700
6.50% due May 15, 2019			500	500
3.90% due November 15, 2021			600	600
8.125% due September 15, 2030			300	300
7.20% due November 1, 2031			350	350
7.375% due November 1, 2031			500	500
6.50% due August 15, 2034			750	750
6.625% due August 15, 2037			500	500
6.50% due February 1, 2038			800	800
5.15% due November 15, 2041			400	400
			6,900	6,900
Total Principal	F		7,654	8,129

Increase in Value of Debt Acquired	C		46	46
Debt Discounts	D		(25)	(25)
Current Portion of Long-Term Debt	E		(500)	(492)
			$7,175	$7,658

A)     REVOLVING CREDIT AND TERM LOAN BORROWINGS

During 2012, the Company issued commercial paper.  There are no outstanding balances related to the Company’s commercial paper or revolving credit facilities as at December 31, 2012.  Standby fees paid in 2012 relating to Canadian and U.S. revolving credit and term loan agreements were approximately $15 million (2011 – $5 million; 2010 – $5 million).

Encana is subject to certain financial covenants in its credit facility agreements and is in compliance with all financial covenants.

Canadian Revolving Credit and Term Loan Borrowings

At December 31, 2012, Encana had in place a committed revolving bank credit facility for C$4.0 billion or its equivalent amount in U.S. dollars ($4.0 billion). The facility, which matures in October 2015, is fully revolving up to maturity. The facility is extendible from time to time, but not more than once per year, for a period not longer than five years plus 90 days from the date of the extension request, at the option of the lenders and upon notice from Encana. The facility is unsecured and bears interest at the lenders’ rates for Canadian prime, U.S. base rate, Bankers’ Acceptances or LIBOR, plus applicable margins.  As at December 31, 2012, C$4.0 billion ($4.0 billion) of the revolving bank credit facility remained unused.

U.S. Revolving Credit and Term Loan Borrowings

At December 31, 2012, one of Encana’s subsidiaries had in place a committed revolving bank credit facility for $1.0 billion. The facility, which matures in October 2015, is guaranteed by Encana Corporation and is fully revolving up to maturity.  The facility is extendible from time to time, but not more than once per year, for a period not longer than five years plus 90 days from the date of the extension request, at the option of the lenders and upon notice from the subsidiary. This facility bears interest at either the lenders’ U.S. base rate or at LIBOR plus applicable margins.  As at December 31, 2012, $999 million of the revolving bank credit facility remained unused.

B)     UNSECURED NOTES

Unsecured notes include medium-term notes and senior notes that are issued from time to time under trust indentures and have equal priority with respect to the payment of both principal and interest.

Canadian Unsecured Notes

Encana has in place a debt shelf prospectus for Canadian unsecured medium-term notes in the amount of C$2.0 billion ($2.0 billion).  The shelf prospectus provides that debt securities in Canadian dollars or other foreign currencies may be issued from time to time in one or more series. Terms of the notes, including interest at either fixed or floating rates and maturity dates, are determined by reference to market conditions at the date of issue.  The shelf prospectus was filed in May 2011 and expires in June 2013.  As at December 31, 2012, C$2.0 billion ($2.0 billion) of the shelf prospectus remained unutilized, the availability of which is dependent upon market conditions.

U.S. Unsecured Notes

Encana has in place a debt shelf prospectus for U.S. unsecured notes in the amount of $4.0 billion under the multijurisdictional disclosure system.  The shelf prospectus provides that debt securities in U.S. dollars or other foreign currencies may be issued from time to time in one or more series. Terms of the notes, including interest at either fixed or floating rates and maturity dates, are determined by reference to market conditions at the date of issue.  The shelf prospectus was filed in May 2012 and expires in June 2014.  As at December 31, 2012, $4.0 billion of the shelf prospectus remained unutilized, the availability of which is dependent upon market conditions.

In November 2011, Encana completed a public offering in the U.S. of senior unsecured notes of $600 million with a coupon rate of 3.90 percent due November 15, 2021 and $400 million with a coupon rate of 5.15 percent due November 15, 2041.  The net proceeds of the offering totaling $989 million were used to repay a portion of Encana’s commercial paper indebtedness, a portion of which was incurred to repay Encana’s $500 million 6.30 percent notes that matured November 1, 2011.

The 5.80 percent notes due May 1, 2014 were issued by the Company’s indirect 100 percent owned subsidiary, Encana Holdings Finance Corp. This note is fully and unconditionally guaranteed by Encana Corporation.

C)     INCREASE IN VALUE OF DEBT ACQUIRED

Certain of the notes and debentures of the Company were acquired in business combinations and were accounted for at their fair value at the dates of acquisition. The difference between the fair value and the principal amount of the debt is being amortized over the remaining life of the outstanding debt acquired, approximately 18 years.

D)     DEBT DISCOUNTS

Long-term debt premiums and discounts are capitalized within long-term debt and are being amortized using the effective interest method.  During 2012, no discounts (2011 – $3 million) were capitalized relating to the issuance of U.S. unsecured notes.

E)     CURRENT PORTION OF LONG-TERM DEBT

	C$ Principal
As at December 31	Amount	2012	2011

4.30% due March 12, 2012	$-	$-	$492
4.75% due October 15, 2013	-	500	-
	$-	$500	$492

F)     MANDATORY DEBT PAYMENTS

	C$ Principal	US$ Principal	Total US$
As at December 31	Amount	Amount	Equivalent

2013	$-	$500	$500
2014	-	1,000	1,000
2015	-	-	-
2016	-	-	-
2017	-	700	700
Thereafter	750	4,700	5,454
Total	$750	$6,900	$7,654

Long-term debt is accounted for at amortized cost using the effective interest method of amortization.  As at December 31, 2012, long-term debt had a carrying value of $7,675 million and a fair value of $9,043 million (2011 – $8,150 million carrying value and a fair value of $9,215 million).  The estimated fair value of long-term borrowings is categorized within Level 2 of the fair value hierarchy and has been determined based on market information, or by discounting future payments of interest and principal at estimated interest rates expected to be available to the Company at period end.